Discontinued Operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2024	Jun. 26, 2024	Apr. 01, 2024	Mar. 01, 2024	Dec. 31, 2023
Discontinued Operations Disposed of by Sale
Business Acquisition [Line Items]
Net gain		$ 176,589
2027 Term Loans
Business Acquisition [Line Items]
Principal Amount		250,000		$ 250,000
2027 Term Loans | Discontinued operations
Business Acquisition [Line Items]
Principal Amount		175,000
UDENYCA | Discontinued Operations Disposed of by Sale
Business Acquisition [Line Items]
Cash consideration	$ 483,400
Inventory	118,400
Net gain	339,100
Transaction expenses	9,900
UDENYCA | Discontinued Operations Disposed of by Sale | Scenario, net sales exceeding 300 million, quarters ending September 30, 2026
Business Acquisition [Line Items]
Amount of each earnout payments	37,500
UDENYCA | Discontinued Operations Disposed of by Sale | Scenario, net sales exceeding 350 million, quarters ending March 31, 2027
Business Acquisition [Line Items]
Amount of each earnout payments	37,500
UDENYCA | Disposal Group | Scenario, net sales exceeding 300 million, quarters ending September 30, 2026
Business Acquisition [Line Items]
Threshold net sales, payment trigger	300,000
UDENYCA | Disposal Group | Scenario, net sales exceeding 350 million, quarters ending March 31, 2027
Business Acquisition [Line Items]
Threshold net sales, payment trigger	$ 350,000
YUSIMRY Sale | Discontinued Operations Disposed of by Sale
Business Acquisition [Line Items]
Cash consideration		40,000	$ 40,000
Net gain		22,800
Transaction expenses		1,000
Inventory purchase commitments			$ 17,000
YUSIMRY Sale | Disposal Group
Business Acquisition [Line Items]
Inventory						$ 17,000
CIMERLI Sale | Discontinued Operations Disposed of by Sale
Business Acquisition [Line Items]
Cash consideration		187,800			$ 170,000
Net gain		153,800
Transaction expenses		7,200
Additional consideration					$ 17,800
Retention bonus		$ 4,700
CIMERLI Sale | Disposal Group
Business Acquisition [Line Items]
Inventory						$ 16,400